CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               December 21, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:           First Trust Exchange-Traded Fund
                (Registration Nos. 333-125751, 811-21774)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497(e) on December 13, 2016. The Registration Statement relates to First Trust ISE Chindia Index Fund (n/k/a First Trust Chindia ETF), First Trust ISE-Revere Natural Gas Index Fund (n/k/a First Trust Natural Gas ETF), First Trust ISE Water Index Fund (n/k/a First Trust Water ETF) and First Trust US IPO Index Fund (n/k/a First Trust US Equity Opportunities ETF), each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures